Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Related Parties INR	Mar. 31, 2011 Related Parties INR
Accounts receivable, allowance		3,267	2,452
Accounts receivable, related parties		1,472	1,197
Prepaid expenses and other current assets, allowance		687	617
Prepaid expenses and other current assets	152	7,754	4,836	98	33
Other non-current assets	239	12,103	11,625	2,899	4,396
Accounts payable, related party		1,182	1,250
Accrued expenses and other current liabilities	458	23,296	17,406	1,552	1,440
Other non-current liabilities	$ 800	40,729	33,573	1,741	1,741
Equity shares, par Value		10	10
Equity shares, Authorized	400,000,000	400,000,000	300,000,000
Equity shares, shares issued	285,000,000	285,000,000	285,000,000
Equity shares, shares outstanding	285,000,000	285,000,000	285,000,000